SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details Narrative) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2012 Integer	Dec. 31, 2011	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jun. 30, 2012 Office Furniture and Equipment [Member]	Jun. 30, 2012 Computer Equipment and Software [Member]
Estimated useful life of assets											5 years	3 years
Number of operating segments	1
Maximum maturity period of highly liquid investments	90 days
Term of money back gaurantee on product sale	30 days
Inventory reserve	$ 1,667	$ 1,667
Weighted average number of common shares excluded from calculation			1,898,400	1,898,400	1,898,400	1,898,400	138,577	138,577	138,577	138,577